Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Current assets:
Cash	$ 1,669,249	$ 3,960,100	$ 833,520
Prepaid expenses and other current assets	90,119	42,919	43,470
Total current assets	1,759,368	4,003,019	876,990
Long-term assets:
Total assets	1,759,368	4,003,019	876,990
Current liabilities:
Accounts payable	135,615	231,761	175,832
Accrued expenses and other liabilities	163,386	245,478	267,835
Convertible notes, net of unamortized discount	100,000	473,747	0
Current derivative liabilities	0	335,092	2,280,000
Total current liabilities	399,001	1,286,078	2,723,667
Long-term liabilities:
Note payable, net of unamortized discount	972,353	966,824	955,766
Accrued interest, net of current portion	270,500	210,000	100,000
Derivative liabilities, net of current portion		0	3,990,000
Total long-term liabilities	1,242,853	1,176,824	5,045,766
Total liabilities	$ 1,641,854	$ 2,462,902	$ 7,769,433
Commitments and contingencies
Stockholders’ equity (deficit):
Common Stock Value	$ 110,424	$ 107,392	$ 72,051
Additional paid-in capital	18,139,021	17,154,945	5,810,200
Accumulated deficit	(18,131,931)	(15,722,220)	(12,774,694)
Total stockholders' equity	117,514	1,540,117	(6,892,443)
Total liabilities and stockholders' equity	$ 1,759,368	$ 4,003,019	$ 876,990